Annual Total Returns [BarChart] - Voya Retirement Growth Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(1.22%)
2012	12.98%
2013	18.66%
2014	5.33%
2015	(2.03%)
2016	7.31%
2017	16.66%
2018	(7.47%)
2019	21.55%
2020	13.64%